REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2020
REVENUE FROM CONTRACTS WITH CUSTOMERS
Schedule of receivables, contract assets and contract liabilities from contracts with customer

	December 31,
	2020	2019
Receivables	31,452	35,019
Contract assets	53	149
Total assets	31,505	35,168
Less current portion	(29,342)	(31,612)
Total non-current assets	2,163	3,556

Contract liabilities:
Mobile and fixed telecommunication services	(20,714)	(18,849)
Other services	(694)	(2,115)
Loyalty programme	(434)	(343)
Total liabilities	(21,842)	(21,307)
Less current portion	21,125	20,718
Total non-current liabilities	(717)	(589)

Schedule of changes in the contract liabilities

	2020	2019

Balance as of January 1	(21,307)	(22,155)

Revenue recognised that was included in the contract liability balance at the beginning of the period	17,531	19,951
Increase due to cash received, excluding amount recognised as revenue during the period	(18,438)	(22,659)
Disposal of VF Ukraine	—	3,556
Disposal of Nvision Group	372	—
Business combinations	—	—
Balance as of December 31	(21,842)	(21,307)

Schedule of revenue related to performance obligations and transaction price that are unsatisfied

	2021	2022-2026	2027-2031	After 2031	Total
Mobile telecommunication services	19,997	709	8	—	20,714
Other services	694	—	—	—	694
Loyalty programme	434	—	—	—	434

	2021	2022-2026	2027-2031	After 2031	Total

Telecommunication services	2,394	751	406	305	3,856
Integration services	41	67	11	-	119

Schedule of capitalized cost to obtain and fulfill contracts

	December 31,
	2020	2019
Cost to obtain contracts
Gross book value	14,268	13,635
Accumulated amortization	(6,600)	(6,394)

Cost to fulfill contracts
Gross book value	4,081	2,918
Accumulated amortization	(1,628)	(1,221)